UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	VANGUARD EXPLORER FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard Explorer Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (93.0%)

Auto& Transportation (3.8%)
CNF Inc.	749,948	$38,689
Tidewater Inc.	653,475	26,381
* Swift Transportation Co., Inc.	1,168,572	25,697
J.B. Hunt Transport Services, Inc.	1,196,800	23,493
* Yellow Roadway Corp.	438,600	23,206
* AMR Corp.	1,576,300	22,147
UTI Worldwide, Inc.	286,245	20,426
Knight Transportation, Inc.	797,500	18,861
Heartland Express, Inc.	864,140	17,983
Oshkosh Truck Corp.	199,500	16,918
* AirTran Holdings, Inc.	1,326,100	15,171
* Landstar System, Inc.	423,400	14,108
* US Airways New Company-Private Placement	703,300	11,604
Winnebago Industries, Inc.	280,100	10,809
C.H. Robinson Worldwide, Inc.	164,300	10,280
* Aviall Inc.	270,000	9,140
Thor Industries, Inc.	241,500	8,646
Polaris Industries, Inc.	144,101	7,969
* Tenneco Automotive, Inc.	406,000	7,657
* Old Dominion Freight Line, Inc.	225,500	7,469
* Mesa Air Group Inc.	705,500	5,954
Forward Air Corp.	165,931	5,783
Arkansas Best Corp.	167,000	5,728
* ExpressJet Holdings, Inc.	506,900	5,246
Wabash National Corp.	235,100	5,057
Florida East Coast Industries, Inc. Class A	100,200	4,709
General Maritime Corp.	120,200	4,687
* Continental Airlines, Inc. Class B	273,000	4,316
Gentex Corp.	240,100	4,279
* The Goodyear Tire&Rubber Co.	240,904	4,194
* EGL, Inc.	207,300	4,173
* Navistar International Corp.	113,700	3,883
* Kirby Corp.	62,700	3,019
* Hub Group, Inc.	52,400	1,623
* Gulfmark Offshore, Inc.	58,100	1,600
* Commercial Vehicle Group Inc.	32,300	761
* Alaska Air Group, Inc.	17,300	605

		402,271

Consumer Discretionary (22.8%)
MSC Industrial Direct Co., Inc. Class A	1,300,249	50,306
* Urban Outfitters, Inc.	727,900	44,191
Foot Locker, Inc.	1,575,000	39,375
American Eagle Outfitters, Inc.	1,180,700	38,904
* O'Reilly Automotive, Inc.	1,035,300	33,399
* MPS Group, Inc.	2,704,245	32,072
Abercrombie&Fitch Co.	410,960	29,610
* Penn National Gaming, Inc.	796,900	28,489
Catalina Marketing Corp.	1,182,800	28,304
* The Advisory Board Co.	528,000	27,551
* ValueClick, Inc.	2,080,362	26,712
Darden Restaurants Inc.	757,900	26,299
* Lamar Advertising Co. Class A	580,960	25,568
* Pacific Sunwear of California, Inc.	1,040,625	25,381
* Quiksilver, Inc.	1,419,800	23,837
* Hibbett Sporting Goods, Inc.	593,650	23,764
* Labor Ready, Inc.	972,828	23,066
* Genesco, Inc.	614,100	22,888
Nu Skin Enterprises, Inc.	924,500	21,837
Michaels Stores, Inc.	522,075	21,405
* Guess ?, Inc.	900,700	21,076
Fred's, Inc.	1,055,600	20,373
* Getty Images, Inc.	251,375	20,299
* Rare Hospitality International Inc.	638,800	19,905
* Insight Enterprises, Inc.	975,710	19,904
* Men's Wearhouse, Inc.	537,903	19,343
* Sonic Corp.	636,393	19,289
Phillips-Van Heusen Corp.	547,400	18,557
* Laureate Education Inc.	406,552	18,417
* California Pizza Kitchen, Inc.	600,688	18,381
Regis Corp.	433,000	18,082
* Take-Two Interactive Software, Inc.	733,300	18,047
* Tempur-Pedic International Inc.	1,041,025	17,916
* Timberland Co.	535,600	17,878
* Helen of Troy Ltd.	752,500	17,639
bebe stores, inc	615,937	17,530
Claire's Stores, Inc.	682,800	17,350
* Chico's FAS, Inc.	425,300	17,059
The Neiman Marcus Group, Inc. Class A	170,200	16,765
Station Casinos, Inc.	223,930	16,448
* Valassis Communications, Inc.	412,400	16,310
* The Children's Place Retail Stores, Inc.	346,503	15,835
* Revlon, Inc. Class A	4,228,400	15,814
Applebee's International, Inc.	595,283	15,781
Talbots Inc.	452,700	15,469
* Aztar Corp.	464,700	15,465
* Carter's, Inc.	254,000	15,456
* GameStop Corp.	446,425	15,335
* Jack in the Box Inc.	401,000	15,258
* Fossil, Inc.	639,550	15,215
* Argosy Gaming Co.	325,100	15,211
* The Pantry, Inc.	351,402	14,977
ADVO, Inc.	424,700	14,928
* Priceline.com, Inc.	598,495	14,867
* Panera Bread Co.	254,300	14,813
Borders Group, Inc.	589,400	14,623
* Education Management Corp.	419,840	14,589
* Tractor Supply Co.	258,350	14,524
* CoStar Group, Inc.	301,600	14,326
* DreamWorks Animation SKG, Inc.	593,900	13,986
* ITT Educational Services, Inc.	271,600	13,920
* CRA International Inc.	260,300	13,848
K-Swiss, Inc.	400,895	13,538
* Playboy Enterprises, Inc. Class B	985,849	13,250
* Resources Connection, Inc.	434,550	13,037
Hilton Hotels Corp.	523,190	12,949
* Playtex Products, Inc.	1,212,100	12,921
* CEC Entertainment Inc.	335,850	12,866
Ruby Tuesday, Inc.	510,700	12,778
* Activision, Inc.	626,376	12,740
* CNET Networks, Inc.	982,296	12,573
Furniture Brands International Inc.	655,100	12,552
* LodgeNet Entertainment Corp.	760,400	12,433
CBRL Group, Inc.	309,489	12,123
* Brinker International, Inc.	294,600	12,049
The Corporate Executive Board Co.	148,285	11,964
* Wesco International, Inc.	350,800	11,948
* CSK Auto Corp.	630,000	11,787
* Wireless Facilities, Inc.	1,823,800	11,745
* West Corp.	289,759	11,587
* The Cheesecake Factory Inc.	323,000	11,550
* Red Robin Gourmet Burgers	190,475	11,436
* Marchex, Inc.	679,758	11,168
* R.H. Donnelley Corp.	169,300	11,089
* United Natural Foods, Inc.	327,537	11,045
* Global Imaging Systems, Inc.	317,778	11,014
Chemed Corp.	254,400	10,939
* Astro All Asia Networks PLC	7,090,900	10,871
* Copart, Inc.	437,098	10,691
Harman International Industries, Inc.	123,900	10,649
Outback Steakhouse, Inc.	228,600	10,648
* Korn/Ferry International	530,000	10,547
Thomas Nelson, Inc.	461,200	10,534
* Guitar Center, Inc.	161,025	10,401
The Toro Co.	257,800	10,374
Ethan Allen Interiors, Inc.	313,100	10,332
* Barnes & Noble, Inc.	251,299	10,308
* Lifeline Systems, Inc.	300,300	10,300
* Leapfrog Enterprises, Inc.	820,000	10,225
* THQ Inc.	287,900	10,071
* Zale Corp.	294,400	10,010
* Weight Watchers International, Inc.	174,600	9,921
CKE Restaurants Inc.	764,400	9,907
* The Warnaco Group, Inc.	394,800	9,613
Boyd Gaming Corp.	182,300	9,560
Tuesday Morning Corp.	270,000	9,534
* iVillage Inc.	1,720,400	9,462
* Coldwater Creek Inc.	338,750	9,380
* ChoicePoint Inc.	214,925	9,371
* Central Garden and Pet Co.	182,508	9,156
* Papa John's International, Inc.	210,378	9,067
* Earthlink, Inc.	937,400	8,933
* Advance Auto Parts, Inc.	129,400	8,923
* InfoSpace, Inc.	368,500	8,896
Intrawest Corp.	361,200	8,857
* P.F. Chang's China Bistro, Inc.	154,000	8,776
* Charter Communications, Inc.	6,473,100	8,739
Movie Gallery, Inc.	347,986	8,727
* TiVo Inc.	1,390,200	8,689
Harrah's Entertainment, Inc.	109,475	8,620
PETsMART, Inc.	288,600	8,586
* Spectrum Brands Inc.	275,300	8,534
* Jarden Corp.	220,335	8,452
* Radio One, Inc. Class D	625,900	8,268
* Bright Horizons Family Solutions, Inc.	180,000	8,240
Polo Ralph Lauren Corp.	164,740	8,112
* Hewitt Associates, Inc.	291,775	8,097
United Auto Group, Inc.	223,200	7,890
Finish Line, Inc.	435,089	7,871
* IAC/InterActiveCorp	293,511	7,837
The Marcus Corp.	357,600	7,681
Robert Half International, Inc.	223,685	7,581
Aaron Rents, Inc. Class B	308,275	7,565
Matthews International Corp.	191,442	7,466
* MarineMax, Inc.	222,970	7,416
Jackson Hewitt Tax Service Inc.	292,300	7,398
* Heidrick &Struggles International, Inc.	245,225	7,352
Ameristar Casinos, Inc.	249,110	7,306
* DSW Inc. Class A	275,000	7,288
* Pinnacle Entertainment, Inc.	336,400	7,266
*(1)Hollywood Media Corp.	1,735,123	7,218
* Harris Interactive Inc.	1,786,500	7,200
* ProQuest Co.	206,400	7,152
* Too Inc.	276,100	7,121
Mannatech, Inc.	388,298	6,970
* Ventiv Health, Inc.	295,467	6,500
* Dollar Tree Stores, Inc.	259,300	6,480
MAXIMUS, Inc.	169,225	6,461
Aramark Corp. Class B	231,900	6,456
Stein Mart, Inc.	278,300	6,315
* Columbia Sportswear Co.	122,500	6,228
* Coinstar, Inc.	300,000	6,173
* Stage Stores, Inc.	139,459	6,160
Domino's Pizza, Inc.	240,951	6,029
United Online, Inc.	518,021	5,962
* Gaylord Entertainment Co.	119,700	5,738
* Texas Roadhouse, Inc.	149,525	5,625
* Rent-A-Center, Inc.	255,300	5,384
The Yankee Candle Co., Inc.	175,400	5,315
* Brightpoint, Inc.	210,650	5,108
* VeriSign, Inc.	193,830	5,100
Tupperware Corp.	237,100	5,057
* Skechers U.S.A., Inc.	307,018	5,047
* Waste Connections, Inc.	139,900	5,036
* Select Comfort Corp.	235,620	5,021
CDW Corp.	80,880	5,015
* Hot Topic, Inc.	289,850	4,939
* Vertrue Inc.	122,872	4,872
Service Corp. International	555,025	4,812
* Martha Stewart Living Omnimedia, Inc.	179,800	4,801
* BJ's Wholesale Club, Inc.	149,900	4,780
Maytag Corp.	283,200	4,778
* United Stationers, Inc.	90,300	4,682
* Isle of Capri Casinos, Inc.	166,900	4,673
Harte-Hanks, Inc.	170,800	4,646
Liz Claiborne, Inc.	109,600	4,560
* Teletech Holdings Inc.	550,946	4,490
* Shuffle Master, Inc.	166,500	4,467
* CMGI Inc.	2,281,400	4,335
The Brink's Co.	114,900	4,155
The Stanley Works	78,800	3,856
* WMS Industries, Inc.	117,375	3,825
Pier 1 Imports Inc.	266,200	3,785
Blyth, Inc.	129,400	3,608
* Central European Distribution Corp.	94,830	3,540
The Pep Boys (Manny, Moe & Jack)	258,300	3,510
* Multimedia Games Inc.	329,200	3,450
Choice Hotel International, Inc.	51,500	3,415
* Williams-Sonoma, Inc.	77,300	3,414
Kenneth Cole Productions, Inc.	113,600	3,382
Christopher & Banks Corp.	168,600	3,187
Ross Stores, Inc.	116,300	3,082
Pre-Paid Legal Services, Inc.	64,395	3,043
Sinclair Broadcast Group, Inc.	326,320	2,937
Blockbuster Inc. Class A	330,600	2,866
* Great Wolf Resorts, Inc.	208,490	2,833
American Woodmark Corp.	79,600	2,803
* Deckers Outdoor Corp.	99,300	2,780
* Entravision Communications Corp.	301,700	2,580
Reader's Digest Association, Inc.	156,900	2,548
* Electronics Boutique Holdings Corp.	38,835	2,511
* aQuantive, Inc.	132,820	2,505
World Fuel Services Corp.	96,900	2,379
* Jos. A. Bank Clothiers, Inc.	51,625	2,359
* Cost Plus, Inc.	104,150	2,347
* Steiner Leisure Ltd.	66,800	2,309
* AMN Healthcare Services, Inc.	133,172	2,252
* Navigant Consulting, Inc.	108,200	2,164
* Steven Madden, Ltd.	93,400	2,087
* Parlux Fragrances, Inc.	65,000	2,064
SCP Pool Corp.	55,900	2,037
John Wiley & Sons Class A	47,000	2,014
infoUSA Inc.	169,128	1,991
* Cabela's Inc.	88,700	1,955
* PRIMEDIA Inc.	446,000	1,900
Rollins, Inc.	89,400	1,868
* Marvel Enterprises Inc.	95,700	1,856
Gray Television, Inc.	140,200	1,802
Oakley, Inc.	89,500	1,672
* Aeropostale, Inc.	50,950	1,521
* MTR Gaming Group Inc.	126,000	1,332
* GameStop Corp. Class B	39,449	1,262
* USANA Health Sciences, Inc.	20,500	994
* Life Time Fitness, Inc.	28,900	971
* DiamondCluster International, Inc.	90,900	864
* Salem Communications Corp.	42,900	862
* JAMDAT Mobile Inc.	28,699	821
* Vail Resorts Inc.	23,400	665
* PETCO Animal Supplies, Inc.	23,600	658
* DTS Inc.	33,800	638
Sabre Holdings Corp.	33,000	634
* Scientific Games Corp.	12,200	334
* Beasley Broadcast Group, Inc.	9,190	131

		2,410,209

Consumer Staples (1.0%)
* Performance Food Group Co.	645,900	19,395
Pilgrim's Pride Corp.	486,000	18,395
* 7-Eleven, Inc.	468,370	15,854
Longs Drug Stores, Inc.	183,700	7,971
* Constellation Brands, Inc. Class A	281,800	7,721
Chiquita Brands International, Inc.	138,700	4,186
* NBTY, Inc.	152,300	3,686
American Italian Pasta Co.	165,000	3,473
Sanderson Farms, Inc.	71,100	3,064
Nash-Finch Co.	70,900	2,923
Casey's General Stores, Inc.	130,800	2,846
Seaboard Corp.	1,535	2,639
Church & Dwight, Inc.	58,349	2,191
* Rite Aid Corp.	418,600	1,880
* Hansen Natural Corp.	17,500	1,617
* Boston Beer Co., Inc. Class A	73,500	1,593
* The Great Atlantic & Pacific Tea Co., Inc.	39,200	1,123
J & J Snack Foods Corp.	14,300	841
Coca-Cola Bottling Co.	10,000	526

		101,924

Financial Services (10.5%)
Cullen/Frost Bankers, Inc.	802,500	40,204
* CapitalSource Inc.	1,630,480	31,925
* Alliance Data Systems Corp.	731,510	31,140
* Euronet Worldwide, Inc.	968,900	28,500
Global Payments Inc.	415,135	27,499
* The Dun &Bradstreet Corp.	418,200	26,485
* CheckFree Corp.	766,500	25,954
* Affiliated Managers Group, Inc.	342,290	24,405
* CB Richard Ellis Group, Inc.	525,875	24,211
* La Quinta Corp. REIT	2,668,360	24,015
Jefferies Group, Inc.	503,500	20,810
Avalonbay Communities, Inc. REIT	234,100	20,498
* Investment Technology Group, Inc.	797,700	20,437
Cash America International Inc.	938,300	19,535
* Providian Financial Corp.	1,025,100	19,373
Westcorp, Inc.	333,300	19,315
* Nasdaq Stock Market Inc.	838,500	18,992
Legg Mason Inc.	183,190	18,713
* Signature Bank	617,650	18,548
IndyMac Bancorp, Inc.	411,200	17,932
* The First Marblehead Corp.	470,580	16,353
Assured Guaranty Ltd.	647,500	15,443
Webster Financial Corp.	318,800	15,366
* BISYS Group, Inc.	965,269	15,184
Apartment Investment & Management Co. Class A REIT	322,300	14,181
Redwood Trust, Inc. REIT	255,000	13,847
* WellChoice Inc.	204,210	13,478
American Capital Strategies, Ltd.	341,585	12,854
* Portfolio Recovery Associates, Inc.	302,600	12,770
First American Corp.	290,200	12,754
* SVB Financial Group	247,819	12,723
Regency Centers Corp. REIT	204,700	12,630
Fremont General Corp.	488,700	11,944
SEI Investments Co.	308,500	11,927
Reinsurance Group of America, Inc.	282,800	11,926
FactSet Research Systems Inc.	316,600	11,613
Eaton Vance Corp.	456,500	11,216
Catellus Development Corp. REIT	300,000	10,824
* E*TRADE Financial Corp.	674,145	10,456
A.G. Edwards & Sons, Inc.	233,800	10,357
StanCorp Financial Group, Inc.	114,600	9,895
UCBH Holdings, Inc.	528,554	9,657
* United Rentals, Inc.	491,900	9,149
CBL & Associates Properties, Inc. REIT	181,800	8,341
TCF Financial Corp.	302,900	8,321
* CompuCredit Corp.	218,300	8,267
Fair, Isaac, Inc.	218,175	8,210
John H. Harland Co.	211,000	8,151
Brown & Brown, Inc.	188,000	8,144
People's Bank	259,800	8,137
Boston Private Financial Holdings, Inc.	278,325	7,974
* Accredited Home Lenders Holding Co.	166,792	7,924
* S1 Corp.	1,610,300	7,826
* Digital Insight Corp.	307,418	7,532
The Phoenix Cos., Inc.	586,800	7,394
Student Loan Corp.	33,500	7,261
* Nelnet, Inc.	184,700	7,009
* Arch Capital Group Ltd.	146,800	6,753
Host Marriott Corp. REIT	360,855	6,730
* iPayment Holdings, Inc.	172,143	6,664
Hudson United Bancorp	152,000	6,369
GATX Corp.	168,200	6,358
* Sotheby's Holdings Class A	423,522	6,357
Apollo Investment Corp.	347,325	6,248
Advance America Cash Advance Centers Inc.	389,500	6,127
City National Corp.	81,500	5,955
Arthur J. Gallagher & Co.	204,500	5,704
WFS Financial, Inc.	91,765	5,505
* Morningstar, Inc.	200,425	5,442
Greenhill & Co., Inc.	141,611	5,432
Arden Realty Group, Inc. REIT	134,100	5,355
Equifax, Inc.	146,900	5,347
East West Bancorp, Inc.	150,500	5,192
Pan Pacific Retail Properties, Inc. REIT	74,200	5,158
Bank of Hawaii Corp.	100,300	5,150
* Asset Acceptance Capital Corp.	185,696	5,077
* Danielson Holdings Corp.	387,030	4,993
* Metris Cos., Inc.	320,300	4,756
* Jones Lang Lasalle Inc.	96,500	4,753
Gold Banc Corp., Inc.	310,200	4,715
HCC Insurance Holdings, Inc.	169,200	4,690
Westamerica Bancorporation	85,500	4,681
Ryder System, Inc.	118,000	4,601
Nuveen Investments, Inc. Class A	118,500	4,503
* Markel Corp.	13,400	4,502
Wilmington Trust Corp.	119,200	4,471
Flagstar Bancorp, Inc.	234,800	4,327
Jack Henry & Associates Inc.	218,000	4,199
* Conseco, Inc.	190,650	4,158
Financial Federal Corp.	106,300	4,093
Federated Investors, Inc.	111,100	3,549
Independent Bank Corp. (MI)	113,415	3,502
Bank of the Ozarks, Inc.	96,500	3,230
Hanmi Financial Corp.	160,300	3,046
* Sterling Financial Corp.	74,355	2,902
* Ocwen Financial Corp.	376,777	2,882
* Kronos, Inc.	60,600	2,848
Equity Lifestyle Properties, Inc. REIT	63,200	2,785
* eFunds Corp.	143,800	2,626
First Industrial Realty Trust REIT	61,100	2,522
Wintrust Financial Corp.	43,500	2,333
* TNS Inc.	93,000	2,139
Downey Financial Corp.	27,400	2,122
* Encore Capital Group, Inc.	118,803	2,091
Scottish Re Group Ltd.	74,000	1,780
Certegy, Inc.	45,300	1,568
Irwin Financial Corp.	71,000	1,566
* Alleghany Corp.	4,996	1,529
Old Second Bancorp, Inc.	47,700	1,510
CVB Financial Corp.	66,225	1,423
R.L.I. Corp.	25,900	1,233
U-Store-It Trust REIT	60,000	1,209
* Argonaut Group, Inc.	44,800	1,077
LaSalle Hotel Properties REIT	30,200	1,052
International Bancshares Corp.	34,200	1,034
MoneyGram International, Inc.	44,200	930
* Universal American Financial Corp.	31,200	768
* Net 1 UEPS Technologies, Inc.	31,150	755
McGrath RentCorp	26,400	686
Highland Hospitality Corp. REIT	40,400	489
* Collegiate Funding Services, Inc.	32,100	476
Waddell & Reed Financial, Inc.	18,000	350

		1,107,906

Health Care (18.0%)
Bausch & Lomb, Inc.	703,800	59,576
* Covance, Inc.	769,760	38,142
* Pharmaceutical Product Development, Inc.	666,196	38,126
* Henry Schein, Inc.	854,050	36,869
* LifePoint Hospitals, Inc.	784,050	36,662
* Humana Inc.	848,400	33,809
* Triad Hospitals, Inc.	658,466	32,706
* Health Net Inc.	829,400	32,181
* Protein Design Labs, Inc.	1,331,502	30,345
Cooper Cos., Inc.	441,550	30,334
* Human Genome Sciences, Inc.	1,913,300	28,030
* Respironics, Inc.	685,606	25,984
* Invitrogen Corp.	299,425	25,682
* Lincare Holdings, Inc.	634,500	25,596
* Immucor Inc.	883,582	24,272
* Millennium Pharmaceuticals, Inc.	2,309,900	23,861
* Affymetrix, Inc.	475,900	22,220
* IDX Systems Corp.	693,300	22,186
* Abgenix, Inc.	2,118,400	21,968
* Cerner Corp.	285,888	21,562
* ResMed Inc.	320,500	21,474
* Edwards Lifesciences Corp.	465,700	21,362
* Intuitive Surgical, Inc.	307,714	21,355
* Amylin Pharmaceuticals, Inc.	1,143,700	21,341
Manor Care, Inc.	558,100	21,185
* Matria Healthcare, Inc.	575,900	20,352
DENTSPLY International Inc.	362,850	20,229
* Advanced Medical Optics, Inc.	480,500	19,974
Dade Behring Holdings Inc.	245,100	18,579
* Impax Laboratories, Inc.	1,156,615	18,390
* Haemonetics Corp.	421,000	17,779
* Per-Se Technologies, Inc.	761,856	17,576
* United Surgical Partners International, Inc.	477,175	17,183
* Techne Corp.	339,793	16,674
* Varian Medical Systems, Inc.	423,750	16,636
* MGI Pharma, Inc.	601,010	16,408
* IDEXX Laboratories Corp.	252,910	16,050
* Watson Pharmaceuticals, Inc.	475,000	15,865
* United Therapeutics Corp.	295,803	15,781
* Salix Pharmaceuticals, Ltd.	815,314	15,736
Hogy Medical Co., Ltd.	296,100	15,638
* IntraLase Corp.	729,800	15,216
* Ventana Medical Systems, Inc.	353,300	15,178
* Pediatrix Medical Group, Inc.	191,900	15,049
Arrow International, Inc.	473,956	14,911
Mentor Corp.	298,000	14,826
* Celgene Corp.	305,375	14,612
* Kissei Pharmaceutical Co., Ltd.	765,000	14,502
* Kos Pharmaceuticals, Inc.	196,700	14,064
* PacifiCare Health Systems, Inc.	184,300	14,044
* Genesis Healthcare Corp.	308,564	13,876
* CV Therapeutics, Inc.	491,300	13,840
Omnicare, Inc.	295,870	13,640
* Serologicals Corp.	591,400	13,602
* Coventry Health Care Inc.	192,150	13,591
* Renal Care Group, Inc.	279,750	13,134
* Biosite Inc.	231,800	12,769
Universal Health Services Class B	243,700	12,682
* Cephalon, Inc.	301,100	12,616
* AMERIGROUP Corp.	363,877	12,608
* First Horizon Pharmaceutical Corp.	585,188	12,453
* Beverly Enterprises, Inc.	977,800	12,408
* Sierra Health Services, Inc.	182,000	12,274
* Vertex Pharmaceuticals, Inc.	764,400	12,192
* Chattem, Inc.	264,390	12,046
* Martek Biosciences Corp.	274,925	11,984
* Zymogenetics, Inc.	658,600	11,677
* Barr Pharmaceuticals Inc.	244,625	11,600
* Alkermes, Inc.	747,700	11,589
* American Healthways Inc.	259,100	11,548
* Telik, Inc.	671,246	11,411
* ICOS Corp.	452,400	11,405
* Nektar Therapeutics	603,000	11,312
* Apria Healthcare Group Inc.	328,100	11,067
* Bruker BioSciences Corp.	2,639,400	10,980
* Qiagen NV	805,000	10,690
* Hologic, Inc.	226,100	10,308
* Charles River Laboratories, Inc.	209,988	10,226
IMS Health, Inc.	357,200	9,727
* Centene Corp.	327,100	9,584
* Kensey Nash Corp.	290,534	9,361
* Medarex, Inc.	944,000	9,204
* NPS Pharmaceuticals Inc.	831,300	9,036
* Axcan Pharma Inc.	598,100	9,031
* Sybron Dental Specialties, Inc.	239,500	8,802
* Cambridge Antibody Technology Group	713,000	8,791
* Connetics Corp.	466,008	8,719
* American Pharmaceuticals Partners, Inc.	190,900	8,665
* Symmetry Medical Inc.	345,535	8,614
* WebMD Corp.	800,000	8,488
STERIS Corp.	312,400	8,488
* CONMED Corp.	280,000	8,431
* DaVita, Inc.	176,285	8,328
* InterMune Inc.	550,000	8,322
Medicis Pharmaceutical Corp.	236,500	8,022
* Kindred Healthcare, Inc.	214,100	7,866
* Psychiatric Solutions, Inc.	157,600	7,593
* QLT Inc.	878,600	7,494
* Andrx Group	399,300	7,407
Quality Systems, Inc.	127,400	7,379
* Community Health Systems, Inc.	191,045	7,376
* Wellcare Group Inc.	191,000	7,319
* Momenta Pharmaceuticals, Inc.	290,675	7,290
PolyMedica Corp.	207,202	7,277
* Cell Genesys, Inc.	1,183,600	7,113
* Pharmion Corp.	282,157	6,952
* The Medicines Co.	317,000	6,920
* Kinetic Concepts, Inc.	111,200	6,669
* Magellan Health Services, Inc.	185,500	6,645
* Biogen Idec Inc.	168,700	6,628
Shire Pharmaceuticals Group PLC ADR	180,300	6,311
* Neurocrine Biosciences, Inc.	125,756	6,235
* Accredo Health, Inc.	137,500	6,225
* Gentiva Health Services, Inc.	293,994	5,671
Invacare Corp.	130,301	5,492
* ImmunoGen, Inc.	780,900	5,466
* Nuvelo, Inc.	558,700	5,112
* Kyphon Inc.	125,107	5,084
* Bio-Rad Laboratories, Inc. Class A	83,300	5,000
Beckman Coulter, Inc.	90,200	4,901
Valeant Pharmaceuticals International	245,100	4,836
* DJ Orthopedics Inc.	194,848	4,780
Diagnostic Products Corp.	83,500	4,714
* Amedisys Inc.	116,000	4,540
* Digene Corp.	152,137	4,426
* Priority Healthcare Corp. Class B	157,100	4,319
* Tanox, Inc.	298,079	4,170
* AmSurg Corp.	143,563	4,021
* RehabCare Group, Inc.	169,300	3,945
* Myriad Genetics, Inc.	215,200	3,788
* Noven Pharmaceuticals, Inc.	221,500	3,746
* King Pharmaceuticals, Inc.	322,300	3,594
* Molina Healthcare Inc.	149,900	3,589
* NitroMed, Inc.	152,300	3,539
* Regeneron Pharmaceuticals, Inc.	361,900	3,489
* Cytyc Corp.	136,303	3,402
* Ligand Pharmaceuticals Inc. Class B	427,998	3,338
* Idenix Pharmaceuticals Inc.	123,546	3,145
* Vicuron Pharmaceuticals Inc.	107,833	3,035
* Molecular Devices Corp.	127,594	2,714
* VCA Antech, Inc.	107,800	2,559
* Alliance Imaging, Inc.	245,900	2,523
* INAMED Corp.	33,400	2,419
LCA-Vision Inc.	51,300	2,350
Owens & Minor, Inc. Holding Co.	78,000	2,312
Vital Signs, Inc.	47,786	2,159
* SFBC International, Inc.	53,000	2,133
* Merit Medical Systems, Inc.	119,534	2,060
* Stericycle, Inc.	34,099	1,982
* Laserscope	59,000	1,954
* ICU Medical, Inc.	58,700	1,938
* PSS World Medical, Inc.	124,978	1,827
* AtheroGenics, Inc.	105,600	1,758
* OSI Pharmaceuticals, Inc.	42,100	1,739
* Keryx Biopharmaceuticals, Inc.	102,534	1,719
* LabOne, Inc.	43,899	1,652
* Onyx Pharmaceuticals, Inc.	66,600	1,562
* Odyssey Healthcare, Inc.	104,550	1,536
* Applera Corp.-Celera Genomics Group	123,600	1,525
* Enzon Pharmaceuticals, Inc.	191,800	1,511
* Gen-Probe Inc.	33,600	1,481
* PAREXEL International Corp.	70,900	1,409
* Cantel Medical Corp.	67,700	1,185
* K-V Pharmaceutical Co. Class A	73,850	1,175
* Immunomedics Inc.	296,400	531
* Possis Medical Inc.	41,300	483
* Endo Pharmaceuticals Holdings, Inc.	15,000	427
* CorVel Corp.	15,102	406
* SonoSite, Inc.	9,434	316

		1,904,407

Integrated Oils (0.4%)
* Western Oil Sand Inc.	1,193,300	27,740
* KCS Energy, Inc.	397,000	7,797
Niko Resources Ltd.	65,800	2,979
* Duvernay Oil Corp.	94,800	2,629
* Delta Petroleum Corp.	99,050	1,740

		42,885

Materials & Processing (5.1%)
The St. Joe Co.	309,000	25,149
* Crown Holdings, Inc.	1,527,600	24,121
Watsco, Inc.	506,200	23,974
Precision Castparts Corp.	255,050	22,949
Chicago Bridge & Iron Co. N.V	647,750	18,105
Ferro Corp.	714,000	16,065
Cytec Industries, Inc.	345,100	15,661
* Armor Holdings, Inc.	365,900	14,958
* URS Corp.	389,100	14,572
Fluor Corp.	218,800	13,959
* NS Group Inc.	318,400	13,516
* Jacobs Engineering Group Inc.	226,200	13,319
* Pactiv Corp.	564,300	12,426
Minerals Technologies, Inc.	190,500	11,857
* Maverick Tube Corp.	348,200	11,550
ElkCorp	291,250	9,699
Harsco Corp.	158,625	9,557
Commercial Metals Co.	330,000	9,484
* NCI Building Systems, Inc.	245,425	9,478
* Hercules, Inc.	648,200	9,075
Florida Rock Industries, Inc.	163,300	8,964
Corn Products International, Inc.	342,600	8,246
* USG Corp.	168,000	8,215
* Trex Co., Inc.	275,000	8,085
Martin Marietta Materials, Inc.	105,000	7,632
Allegheny Technologies Inc.	252,700	7,346
* Mobile Mini, Inc.	173,806	7,303
Eastman Chemical Co.	131,100	7,262
Building Materials Holding Corp.	86,600	7,196
Schnitzer Steel Industries, Inc. Class A	251,100	7,181
* Scotts Miracle-Gro Co.	91,288	7,157
Lyondell Chemical Co.	241,300	6,742
Forest City Enterprise Class A	182,600	6,572
Texas Industries, Inc.	83,700	6,163
* Titanium Metals Corp.	87,890	5,629
* Cabot Microelectronics Corp.	185,800	5,587
Hughes Supply, Inc.	193,600	5,502
Simpson Manufacturing Co.	141,600	5,426
Brookfield Homes Corp.	105,700	5,264
* Gold Kist Inc.	254,800	5,198
Worthington Industries, Inc.	293,600	5,191
Mueller Industries Inc.	177,000	5,183
* Lone Star Technologies, Inc.	98,200	5,011
Ball Corp.	131,400	4,987
Engelhard Corp.	172,400	4,946
Georgia Gulf Corp.	155,200	4,924
* W.R. Grace & Co.	583,600	4,879
* FMC Corp.	78,800	4,766
Airgas, Inc.	156,600	4,620
* Energy Conversion Devices, Inc.	182,707	4,566
Sonoco Products Co.	162,800	4,526
* AK Steel Corp.	487,900	4,498
Ashland, Inc.	68,800	4,228
* Hexcel Corp.	240,250	4,152
Steel Dynamics, Inc.	120,000	3,859
* Energizer Holdings, Inc.	59,700	3,815
* Dycom Industries, Inc.	155,600	3,797
Carpenter Technology Corp.	56,800	3,558
Silgan Holdings, Inc.	52,178	2,997
Ryerson Tull, Inc.	153,900	2,939
* Owens-Illinois, Inc.	107,700	2,763
Apogee Enterprises, Inc.	165,984	2,624
Bemis Co., Inc.	93,400	2,522
* Aleris International Inc	99,087	2,266
* DHB Industries, Inc.	276,100	2,101
* Rogers Corp.	42,600	1,739
* Tejon Ranch Co.	28,100	1,724
* Encore Wire Corp.	78,520	1,163
* Trammell Crow Co.	33,400	844
Tredegar Corp.	31,100	501

		541,833

Other Energy (6.1%)
* Cal Dive International, Inc.	785,100	46,493
Helmerich & Payne, Inc.	640,400	36,580
Patterson-UTI Energy, Inc.	1,007,600	33,080
* Grant Prideco, Inc.	951,904	30,556
St. Mary Land & Exploration Co.	960,798	30,361
* Grey Wolf, Inc.	3,906,345	29,962
CARBO Ceramics Inc.	294,000	25,546
* TETRA Technologies, Inc.	570,900	22,762
* Todco	724,459	22,248
* Unit Corp.	386,500	18,359
SBM Offshore NV	235,042	17,215
* National Oilwell Varco Inc.	312,190	16,343
Rowan Cos., Inc.	437,900	14,959
Massey Energy Co.	342,100	14,796
Frontier Oil Corp.	511,400	14,329
* Atwood Oceanics, Inc.	197,200	13,443
* Denbury Resources, Inc.	284,200	13,301
* Whiting Petroleum Corp.	315,750	12,614
* Global Power Equipment Group Inc.	1,325,300	12,551
* Pride International, Inc.	474,800	12,354
* FuelCell Energy, Inc.	1,054,600	10,441
Range Resources Corp.	332,600	10,158
* Superior Energy Services, Inc.	457,825	9,770
* OPTI Canada, Inc.	403,000	9,730
Peabody Energy Corp.	136,800	8,993
Premcor, Inc.	116,900	8,959
* Ultra Petroleum Corp.	225,750	8,560
Holly Corp.	177,200	8,297
* Hydrill Co.	127,300	8,168
XTO Energy, Inc.	215,933	7,577
* Encore Acquisition Co.	227,833	7,186
ENSCO International, Inc.	175,255	7,077
* Energy Partners, Ltd.	262,258	6,939
* FMC Technologies Inc.	162,700	5,898
* Oil States International, Inc.	194,400	5,750
* Swift Energy Co.	135,900	5,542
* Newfield Exploration Co.	129,925	5,521
* Remington Oil & Gas Corp.	136,400	5,376
* Hornbeck Offshore Services, Inc.	179,520	5,368
* Spinnaker Exploration Co.	131,610	5,164
* W-H Energy Services, Inc.	158,666	4,982
Tesoro Petroleum Corp.	99,000	4,774
* Veritas DGC Inc.	151,162	4,656
Chesapeake Energy Corp.	170,165	4,443
* Pioneer Drilling Co.	277,375	4,183
* Petroleum Development Corp.	100,900	3,778
* Alpha Natural Resources, Inc.	125,575	3,516
Vintage Petroleum, Inc.	99,700	3,502
* Oceaneering International, Inc.	78,100	3,350
* Plains Exploration & Production Co.	83,100	3,204
* Comstock Resources, Inc.	114,800	3,179
* Stone Energy Corp.	51,000	2,714
* Alon USA Energy, Inc.	127,400	2,261
Berry Petroleum Class A	31,215	1,780
Equitable Resources, Inc.	20,500	1,457
* Calpine Corp.	218,600	726
* Quicksilver Resources, Inc.	16,250	688

		641,519

Producer Durables (6.4%)
Donaldson Co., Inc.	1,259,300	41,027
Garmin Ltd.	633,500	34,773
* Meritage Corp.	323,400	30,060
* Toll Brothers, Inc.	506,400	28,065
Joy Global Inc.	669,100	27,480
MDC Holdings, Inc.	268,249	22,914
Ryland Group, Inc.	270,200	21,832
* Hovnanian Enterprises Inc. Class A	292,500	20,674
Graco, Inc.	525,380	20,085
* NVR, Inc.	21,300	19,979
Plantronics, Inc.	544,300	18,593
Cummins Inc.	216,100	18,464
* Esterline Technologies Corp.	377,700	16,143
* Mettler-Toledo International Inc.	300,099	15,755
* Polycom, Inc.	883,100	14,633
* AGCO Corp.	707,100	14,630
KB HOME	169,900	13,917
Bucyrus International, Inc.	305,600	13,025
* ATMI, Inc.	385,400	12,267
Mine Safety Appliances Co.	247,600	12,108
Tektronix, Inc.	450,300	11,285
* Photronics Inc.	366,469	9,836
Pentair, Inc.	243,055	9,764
* Symmetricom Inc.	900,000	9,414
* Sonic Solutions, Inc.	484,900	9,310
* ESCO Technologies Inc.	79,600	8,726
Standard Pacific Corp.	91,100	8,690
* Thomas & Betts Corp.	256,900	8,676
JLG Industries, Inc.	275,100	8,622
United Industrial Corp.	226,800	8,387
* American Tower Corp. Class A	357,445	8,214
* Moog Inc.	255,775	8,075
Beazer Homes USA, Inc.	123,200	8,062
* Gardner Denver Inc.	187,710	7,715
* Powerwave Technologies, Inc.	663,100	7,606
* Alliant Techsystems, Inc.	96,300	7,030
* Orbital Sciences Corp.	584,900	6,738
Lincoln Electric Holdings, Inc.	150,200	5,499
* Varian Semiconductor Equipment Associates, Inc.	132,200	5,489
IDEX Corp.	122,025	5,330
* Arris Group Inc.	479,550	5,294
Engineered Support Systems, Inc.	142,500	5,270
* Metrologic Instruments, Inc.	286,500	4,951
* Paxar Corp.	240,300	4,676
Roper Industries Inc.	58,100	4,459
* Champion Enterprises, Inc.	358,600	4,325
* BE Aerospace, Inc.	246,000	4,312
* Dionex Corp.	90,800	4,191
Diebold, Inc.	83,900	4,168
* General Cable Corp.	249,000	4,133
* Mattson Technology, Inc.	483,307	4,108
* Palm Harbor Homes, Inc.	210,000	4,068
Pall Corp.	127,100	3,936
Applied Industrial Technology, Inc.	104,400	3,730
* Actuant Corp.	77,900	3,625
Ametek, Inc.	84,400	3,477
* Viisage Technology, Inc.	600,000	3,246
Steelcase Inc.	219,600	3,215
* Teradyne, Inc.	186,675	2,899
Herman Miller, Inc.	87,500	2,794
* The Middleby Corp.	38,700	2,704
* Imagistics International Inc.	87,899	2,648
* FEI Co.	99,750	2,263
* Cymer, Inc.	48,700	1,690
Stewart & Stevenson Services, Inc.	72,500	1,678
* William Lyon Homes, Inc.	13,000	1,630
* Rudolph Technologies, Inc.	98,800	1,506
* Blount International, Inc.	84,400	1,484
Knoll, Inc.	66,700	1,223
* American Superconductor Corp.	100,000	1,146
HNI Corp.	15,600	907
* Astec Industries, Inc.	29,747	862
Keithley Instruments Inc.	36,300	512
* Optical Cable Corp. Warrants Exp. 10/24/2007	8,891	16

		680,038

Technology (16.4%)
* Western Digital Corp.	3,389,200	50,803
* Red Hat, Inc.	2,996,900	45,673
* CACI International, Inc.	624,700	41,099
* Ingram Micro, Inc. Class A	2,099,700	39,138
Harris Corp.	974,860	36,138
* Foundry Networks, Inc.	2,724,100	32,253
* Digital River, Inc.	736,580	29,445
Acxiom Corp.	1,448,200	29,196
* Trident Microsystems, Inc.	879,000	28,691
* Trimble Navigation Ltd.	719,790	28,043
* ON Semiconductor Corp.	4,586,936	26,375
* Benchmark Electronics, Inc.	805,200	25,766
* Brocade Communications Systems, Inc.	5,598,800	25,083
* Sapient Corp.	3,161,539	24,597
* Anteon International Corp.	520,891	24,456
* Cree, Inc.	786,273	23,313
* Hutchinson Technology, Inc.	697,900	23,233
* Progress Software Corp.	732,570	22,776
* WebEx Communications, Inc.	797,000	22,770
* Hyperion Solutions Corp.	477,911	22,490
SS&C Technologies, Inc.	604,700	22,023
Amphenol Corp.	483,450	21,533
* RSA Security Inc.	1,659,500	21,491
* Ixia	1,072,175	21,165
* International Rectifier Corp.	437,550	20,587
* F5 Networks, Inc.	482,272	20,342
* MICROS Systems, Inc.	468,300	20,113
* QLogic Corp.	573,800	17,816
* Tessera Technologies, Inc.	497,088	17,458
* NICE-Systems Ltd.	406,725	17,111
* SERENA Software, Inc.	809,300	16,607
* Cadence Design Systems, Inc.	1,018,200	16,383
* Avid Technology, Inc.	394,518	16,234
* Microsemi Corp.	759,807	16,222
* Electronics for Imaging, Inc.	767,000	16,161
* McAfee Inc.	514,035	16,141
* Informatica Corp.	1,526,970	16,140
* MicroStrategy Inc.	203,968	15,736
* Emulex Corp.	820,777	15,587
* Websense, Inc.	309,100	15,406
* Komag, Inc.	425,728	15,105
* The Titan Corp.	651,600	15,045
* Cognizant Technology Solutions Corp.	300,792	14,763
* OmniVision Technologies, Inc.	1,027,100	14,513
* ManTech International Corp.	451,900	14,239
* Maxtor Corp.	2,395,800	14,135
* Silicon Image, Inc.	1,170,714	13,838
* Synaptics Inc.	867,832	13,755
* MEMC Electronic Materials, Inc.	804,936	13,676
* Wind River Systems Inc.	779,065	13,314
* Atheros Communications	1,230,000	13,247
* Jupitermedia Corp.	585,291	12,812
* Internet Security Systems, Inc.	562,400	12,806
* Witness Systems, Inc.	650,000	12,682
* LSI Logic Corp.	1,291,100	12,601
* Comverse Technology, Inc.	494,180	12,498
* ANSYS, Inc.	336,432	12,233
* Agere Systems Inc.	1,091,580	12,215
PerkinElmer, Inc.	573,800	12,038
* j2 Global Communications, Inc.	288,400	11,568
* Extreme Networks, Inc.	2,384,700	11,399
* Avocent Corp.	318,600	11,106
* Concur Technologies, Inc.	1,000,000	11,030
* Essex Corp.	516,200	10,814
* Affiliated Computer Services, Inc. Class A	214,650	10,726
* Parametric Technology Corp.	1,518,968	10,481
* Comtech Telecommunications Corp.	288,567	10,201
* CIENA Corp.	4,453,500	9,976
* Openwave Systems Inc.	528,975	9,812
* Ceridian Corp.	467,750	9,790
* CommScope, Inc.	579,100	9,781
* SigmaTel Inc.	485,000	9,715
* NVIDIA Corp.	354,100	9,582
* Macromedia, Inc.	226,700	9,102
* SRA International, Inc.	242,000	9,002
* Transaction Systems Architects, Inc.	319,000	8,533
* Kanbay International Inc.	372,645	8,258
National Semiconductor Corp.	324,175	8,010
Scientific-Atlanta, Inc.	199,675	7,687
* Coherent, Inc.	219,795	7,482
* Ulticom, Inc.	607,400	7,441
* UNOVA, Inc.	268,825	7,406
* Opsware, Inc.	1,280,000	7,168
* NCR Corp.	205,350	7,128
* The TriZetto Group, Inc.	442,775	7,124
* Ariba, Inc.	1,152,725	7,124
* Cirrus Logic, Inc.	910,285	6,800
* InterVoice, Inc.	750,772	6,569
* Akamai Technologies, Inc.	427,538	6,529
* Salesforce.com, Inc.	270,721	6,375
* SpectraSite, Inc.	77,600	6,340
* Blue Coat Systems, Inc.	191,781	6,329
* Epicor Software Corp.	422,601	6,267
* Perot Systems Corp.	445,066	6,267
* Zoran Corp.	420,000	6,048
* Agile Software Corp.	930,900	6,042
* NETGEAR, Inc.	291,500	6,037
Reynolds & Reynolds Class A	211,700	5,923
* Multi-Fineline Electronix, Inc.	281,619	5,908
* InPhonic, Inc.	364,875	5,838
* Anixter International Inc.	139,800	5,810
* Skyworks Solutions, Inc.	785,375	5,757
* Tekelec	345,300	5,735
* Marvell Technology Group Ltd.	121,215	5,296
* CSG Systems International, Inc.	280,070	5,223
*(1)Hifn, Inc.	813,300	5,197
* FormFactor Inc.	194,175	5,076
* Intermagnetics General Corp.	172,475	5,066
DRS Technologies, Inc.	95,600	4,971
* Sycamore Networks, Inc.	1,393,000	4,959
* PortalPlayer Inc.	200,376	4,809
* ScanSource, Inc.	94,200	4,496
* ADC Telecommunications, Inc.	171,270	4,477
* Digitas Inc.	389,975	4,399
* Keane, Inc.	350,500	4,395
* Macrovision Corp.	200,100	4,368
Autodesk, Inc.	126,360	4,320
* Cypress Semiconductor Corp.	292,900	4,206
* Genesis Microchip Inc.	165,850	4,120
* SafeNet, Inc.	118,795	4,062
* Stratex Networks, Inc.	1,850,600	4,034
* Ditech Communications Corp.	496,181	4,014
* Standard Microsystem Corp.	155,700	3,964
* Packeteer, Inc.	312,400	3,783
* Integrated Circuit Systems, Inc.	170,900	3,739
Microchip Technology, Inc.	117,375	3,647
* Aeroflex, Inc.	376,363	3,643
EDO Corp.	117,400	3,622
* TTM Technologies, Inc.	478,560	3,393
* Westell Technologies, Inc.	776,099	3,182
Intersil Corp.	149,410	2,894
* Blackboard Inc.	109,700	2,702
* DSP Group Inc.	106,500	2,657
* Cognos Inc.	67,690	2,648
* Micrel, Inc.	216,000	2,611
* Jabil Circuit, Inc.	82,020	2,558
* Innovative Solutions and Support, Inc.	137,700	2,523
* ViaSat, Inc.	110,500	2,469
* FLIR Systems, Inc.	72,200	2,375
* Dendrite International, Inc.	132,500	2,292
* ScanSoft, Inc.	394,800	1,623
* Herley Industries Inc.	81,700	1,596
* RadiSys Corp.	83,325	1,445
* Aspect Communications Corp.	112,900	1,290
Inter-Tel, Inc.	51,100	1,272
QAD Inc.	158,917	1,236
* Quest Software, Inc.	82,000	1,169
* Semtech Corp.	60,100	1,103
* Open Solutions Inc.	42,200	1,011
* Excel Technology, Inc.	40,400	1,006
* Harmonic, Inc.	181,000	965
* Pixelworks, Inc.	101,809	785
Talx Corp.	16,700	616
* SonicWALL, Inc.	111,976	598
* Micromuse Inc.	101,200	572
* Ness Technologies Inc.	48,800	488
* PMC Sierra Inc.	45,100	443
* Secure Computing Corp.	34,700	429
* Lawson Software Inc.	47,800	263

		1,729,229

Utilities (2.0%)
* NII Holdings Inc.	398,100	29,634
* UbiquiTel Inc.	2,316,298	21,171
* Nextel Partners, Inc.	831,000	20,692
PNM Resources Inc.	601,800	17,687
Philippine Long Distance Telephone Co. ADR	550,200	15,994
* Southwestern Energy Co.	284,002	15,651
* General Communication, Inc.	950,000	9,766
* Allegheny Energy, Inc.	324,000	9,234
UGI Corp. Holding Co.	291,400	8,550
* Cincinnati Bell Inc.	1,816,019	8,245
Energen Corp.	224,000	7,862
FairPoint Communications, Inc.	463,500	7,601
Questar Corp.	97,800	6,864
* Centennial Communications Corp. Class A	378,257	5,315
* NeuStar, Inc. Class A	173,735	4,865
Commonwealth Telephone Enterprises, Inc.	95,739	4,098
* Premiere Global Services, Inc.	381,383	3,898
SCANA Corp.	86,000	3,615
ONEOK, Inc.	92,600	3,236
Duquesne Light Holdings, Inc.	155,900	3,024
* Intrado Inc.	163,128	2,661
* Time Warner Telecom Inc.	225,000	1,528
* Mediacom Communications Corp.	181,644	1,270
ALLTEL Corp.	9,965	663

		213,124

Other (0.5%)
Brunswick Corp.	335,700	15,629
Walter Industries, Inc.	227,539	10,128
* McDermott International, Inc.	410,300	9,720
Carlisle Co., Inc.	138,350	9,112
Fortune Brands, Inc.	55,015	5,202
Lancaster Colony Corp.	92,900	4,109
SPX Corp.	76,700	3,749
* GenCorp, Inc.	12,600	254

		57,903

TOTAL COMMON STOCKS
(Cost $7,854,593)		9,833,248

TEMPORARY INVESTMENTS (9.0%)

Exchange-Traded Funds (1.5%)
Vanguard Index Participation Equity Receipts
Small-Cap	1,982,703	119,160
Small-Cap Growth	755,800	43,595

		162,755

Money Market Fund (6.7%)
Vanguard Market Liquidity Fund, 3.267%**	702,291,043	702,291

	Face
	Amount
	(000)
Repurchase Agreement (0.6%)
Deutsche Bank
3.310%, 8/1/2005
(Dated 7/29/2005,
Repurchase Value $58,116,000
collateralized by Federal National Mortgage Assn
4.500%-5.500%, 1/1/2017-6/1/2033)	$58,100	58,100

U.S. Government and Agency Obligations (0.2%)
Federal National Mortgage Assn.†
(2) 3.468%, 10/12/2005	21,000	20,856
U.S. Treasury Bill
(2) 3.082%, 9/22/2005	2,600	2,588

		23,444

TOTAL TEMPORARY INVESTMENTS
(Cost $918,360)		946,590

TOTAL INVESTMENTS (102.0%)
(Cost $8,772,953)		10,779,838

OTHER ASSETS AND LIABILITIES--NET (-2.0%)		(213,523)

NET ASSETS (100%)		$10,566,315

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $12,415,000.
(2)Securities with a value of $20,856,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $8,772,953,000. Net unrealized appreciation of investment securities for tax purposes was $2,006,885,000, consisting of unrealized gains of $2,330,512,000 on securities that had risen in value since their purchase and $323,627,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 97.4% and 4.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	2,915	$198,846	$5,083
E-mini Nasdaq 100 Index	2,030	65,427	1,884
Russell 2000 Index	66	22,511	940
Nasdaq 100 Index	39	6,285	274

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

		(000)
		Current Period Transactions

	October 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2005 Market Value

Hollywood Media Corp.	$6,570	$128	$543	-	$7,218
Hifn, Inc.	n/a*	7,199	354	-	5,197

	$6,570			$0	$12,415

* At October 31, 2004, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.